LEASES (Details) - Schedule of total lease cost - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Total Lease Cost Abstract
Operating lease expense	$ 43,200	$ 17,857	$ 74,803	$ 41,423